Commitments, Leases and Contingencies, Collective Bargaining Agreements (Details)	12 Months Ended
Sep. 26, 2020 Employee
Commitments, Leases and Contingencies [Abstract]
Number of employees	47,000
Percentage of employees covered by collective bargaining agreements	20.00%
Period of time with no significant work stoppages or other labor disputes with employees under collective bargaining agreements	3 years